Document and Entity Information	Oct. 19, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001588489
Document Type	8-K
Document Period End Date	Oct. 19, 2021
Entity Registrant Name	Grayscale Bitcoin Trust (BTC)
Entity Incorporation State Country Code	DE
Entity File Number	000-56121
Entity Tax Identification Number	46-7019388
Entity Address, Address Line One	290 Harbor Drive
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(212)
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false